Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
A subsidiary of the Company, sponsors a defined benefit plan with benefits based on each employee’s years of service and compensation. The benefits under the defined benefit pension plan are frozen.
Net Periodic Pension Cost and Pension Benefit Obligation
Net periodic pension cost consists of the following components for the years ended December 31:

	Pension Benefits
	2019	2018	2017
Service cost	$—	$—	$—
Interest cost on benefit obligation	1,640	1,641	1,725
Expected return on plan assets	(1,604)	(1,948)	(1,830)
Curtailment and settlements	626	1,039	—
Amortization of actuarial (gains) losses	266	258	222
Net periodic benefit cost	$928	$990	$117

The above costs are included within Other, net on the Consolidated Statements of Operations.
The following weighted average assumptions were used to determine net periodic costs at December 31:

	Pension Benefits
	2019	2018	2017
Discount rate	4.42%	3.83%	4.32%
Expected return on plan assets	7.00%	7.00%	7.40%
Rate of compensation increase	N/A	N/A	N/A

The expected return on plan assets is a long-term assumption established by considering historical and anticipated returns of the asset classes invested in by the pension plan and the allocation strategy currently in place among those classes.
Other changes in plan assets and benefit obligation recognized in Other comprehensive income (loss) consist of the following components for the years ended December 31:

	Pension Benefits
	2019	2018	2017
Current year actuarial (gain) loss	$2,917	$(520)	$1,558
Amortization of actuarial loss	(266)	(258)	(222)
Total recognized in other comprehensive (income) loss	2,651	(778)	1,336
Total recognized in net periodic benefit cost and other comprehensive loss	$3,579	$212	$1,453

The following table summarizes the change in benefit obligations and fair values of plan assets for the years ended December 31:

	2019	2018	2017
Change in benefit obligation:
Benefit obligation, Beginning balance	$37,938	$43,750	$40,722
Interest Cost	1,640	1,641	1,725
Actuarial (gains) losses	6,127	(3,522)	3,088
Benefits paid	(2,693)	(3,931)	(1,785)
Benefit obligation, Ending balance	43,012	37,938	43,750
Change in plan assets:
Fair value of plan assets, Beginning balance	23,181	27,977	24,482
Actual return on plan assets	4,188	(2,093)	3,360
Employer contributions	2,530	1,228	1,920
Benefits paid	(2,693)	(3,931)	(1,785)
Fair value of plan assets, Ending balance	27,206	23,181	27,977
Unfunded status	$15,806	$14,757	$15,773

Amounts recognized in the balance sheet at December 31 consist of the following:

	Pension Benefits
	2019	2018
Non-current liability	$15,806	$14,757
Net amount recognized	$15,806	$14,757

Amounts recognized in Accumulated Other Comprehensive Loss before income taxes consists of the following components for the years ended December 31:

	Pension Benefits
	2019	2018
Accumulated net actuarial losses	$15,530	$12,878
Amount recognized	$15,530	$12,878

In 2020, the Company estimates that it will recognize $340 of amortization of net actuarial losses from accumulated other comprehensive loss, net into net periodic cost related to the pension plan.
The following weighted average assumptions were used to determine benefit obligations as of December 31:

	Pension Benefits
	2019	2018
Discount rate	3.39%	4.42%
Rate of compensation increase	N/A	N/A

The discount rate assumptions at December 31, 2019 and 2018 were determined independently. The discount rate was derived from the effective interest rate of a hypothetical portfolio of high-quality bonds, whose cash flows match the expected future benefit payments from the plan as of the measurement date.
Fair Value of Plan Assets and Investment Strategy
The fair value of the plan assets as of December 31, is as follows:

	December 31, 2019	Level 1	Level 2	Level 3
Asset Category:
Money market fund – Short term investments	$1,275	$1,275	$—	$—
Mutual funds	25,931	25,931	—	—
Total	$27,206	$27,206	$—	$—

	December 31, 2018	Level 1	Level 2	Level 3
Asset Category:
Money market fund – Short term investments	$1,736	$1,736	$—	$—
Mutual funds	21,445	21,445	—	—
Total	$23,181	$23,181	$—	$—

The pension plans weighted-average asset allocation for the years ended December 31, 2019 and 2018 are as follows:

	Target Allocation	Actual Allocation
	2019	2019	2018
Asset Category:
Equity securities	65.0%	66.7%	67.0%
Debt securities	30.0%	28.6%	25.5%
Cash/cash equivalents and Short term investments	5.0%	4.7%	7.5%
	100.0%	100.0%	100.0%

The goals of the pension plan investment program are to fully fund the obligation to pay retirement benefits in accordance with the plan documents and to provide returns that, along with appropriate funding from the Company, maintain an asset/liability ratio that is in compliance with all applicable laws and regulations and assures timely payment of retirement benefits.
Equity securities primarily include investments in large-cap and mid-cap companies located in the United States. Debt securities are diversified across different asset types with bonds issued in the United States as well as outside the United States. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the preceding tables.
Cash Flows
The pension plan contributions are deposited into a trust, and the pension plan benefit payments are made from trust assets. During 2019, the Company contributed $2,530 to the pension plan. The Company estimates that it will make approximately $2,344 in contributions to the pension plan in 2020. Fluctuations in actual market returns as well as changes in general interest rates will result in changes in the market value of plan assets and may result in increased or decreased retirement benefit costs and contributions in future periods.
The following estimated benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years ending December 31:

Period	Amount
2020	$1,885
2021	1,885
2022	1,924
2023	2,198
2024	2,323
Thereafter	11,396